Income Taxes - Components of Loss Before Provisions for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Components of loss before provisions for income taxes
Loss before provision for income taxes	$ (8,554)	$ (3,916)	$ (6,272)	$ (2,793)	$ (3,590)	$ 1,702	$ (2,411)	$ (3,742)	$ (1,964)	$ (21,411)	$ (12,655)	$ (16,571)	$ (6,415)	$ (50,144)
United States [Member]
Components of loss before provisions for income taxes
Loss before provision for income taxes												(17,501)	816	(10,853)
Foreign [Member]
Components of loss before provisions for income taxes
Loss before provision for income taxes												$ 930	$ (7,231)	$ (39,291)